Share Capital (Details Narrative)	1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended				6 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended
	Feb. 12, 2025 USD ($) $ / shares	Feb. 12, 2024 USD ($) $ / shares	Jan. 26, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	Mar. 31, 2024 shares	May 12, 2025 USD ($) $ / shares	May 10, 2024 USD ($) $ / shares	Apr. 30, 2022 shares	Apr. 30, 2020 shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 shares	Aug. 05, 2024 USD ($) $ / shares	Sep. 01, 2021 shares	Aug. 20, 2014 USD ($)	Sep. 30, 2022 shares	Nov. 11, 2024 USD ($) $ / shares	Oct. 31, 2022 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 29, 2022 USD ($)	Dec. 31, 2021 shares	Mar. 31, 2025 shares
Classes of common shares										1
2022 ATM Agreement [Member] | Maximum [Member]
Stock Issued During Period, Value, New Issues | $																					$ 150,000,000
January 2021 Equity Offering [Member]
Stock issued during the period			5,400,000	141,959
Shares Issued, Price Per Share | $ / shares | $ / shares			$ 13.00
Proceeds from Issuance or Sale of Equity | $ | $			$ 70,200	$ 67,549
Common Class A | 2019 Plan [Member]
Stock issued during the period										165,214	323,478
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																				408,096		931,874
Common Class A | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period									184,270
Stock issued during the period																		483,713	440,698	586,819		747,604
Common Class A [Member]
Stock Repurchased and Retired During Period, Shares													521,650
Stock Repurchased And Retired During Period Shares								184,684			251,772				568,835		307,121	1,242,663
Dividends Payable, Amount Per Share | $ / shares	$ 0.45	$ 0.375				$ 0.525	$ 0.375					$ 0.45				$ 0.45
Dividends Payable, Date to be Paid	Mar. 06, 2025	Mar. 06, 2024				Jun. 03, 2025	Jun. 03, 2024					Sep. 04, 2024				Dec. 04, 2024
Dividends Payable, Date of Record	Feb. 24, 2025	Feb. 22, 2024				May 23, 2025	May 24, 2024					Aug. 23, 2024				Nov. 22, 2024
Dividends | $	$ 16,043	$ 13,214				$ 18,763	$ 13,255					$ 15,965				$ 16,004
Common Class A [Member] | Common Stock [Member]
Stock Repurchased and Retired During Period, Shares					251,772
Common shares, shares issued					35,077,907					35,612,584	35,260,029							35,447,370	35,188,323				35,605,438
Series B Preferred Stock [Member]
Preferred shares issuance term description										On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Perpetual Preferred Shares ("Series B Preferred Shares") representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share
Redemption price per depositary share | $ / shares										$ 25.00
Proceeds from Issuance of Redeemable Preferred Stock | $														$ 33,497
Preferred Stock, Dividend Rate, Percentage										8.75%
Preferred Stock, Redemption Terms										At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share)
Preferred Stock, Redemption Price Per Share | $ / shares										$ 2,500,000.00
Desositary shares outstanding										4,359,190
Preferred Stock, Shares Outstanding										43,592								43,592